Fresh Start Accounting - Reorganization Adjustments, Additional Paid-In Capital (Details) - USD ($)			2 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Feb. 22, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	$ 0		$ 500,000
Successor additional paid-in capital	1,499,000,000	$ (3,809,000,000)	(3,809,000,000)	$ 1,470,000,000	$ 1,503,000,000	$ (3,716,000,000)	$ (3,740,000,000)	$ (3,451,000,000)	$ (3,140,000,000)
Additional paid-in capital
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	4,000,000
Successor additional paid-in capital	1,499,000,000			$ 1,499,000,000	$ 1,499,000,000		$ 3,504,000,000	$ 3,504,000,000	$ 3,504,000,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Successor additional paid-in capital	$ 1,499,000,000	5,066,000,000	$ 5,066,000,000
Reorganization Adjustments | Holders of Prepetition Credit Agreement claims
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		1,244,000,000
Reorganization Adjustments | Additional paid-in capital
Reorganization, Chapter 11 [Line Items]
Fair value of the conversion option on the Convertible Bond		39,000,000
Reorganization Adjustments | Additional paid-in capital | Holders of Prepetition Credit Agreement claims
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		1,456,000,000
Reorganization Adjustments | Additional paid-in capital | Predecessor Equity Holders
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		$ 4,000,000